ACCUMULATED OTHER COMPREHENSIVE INCOME (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2015 CNY (¥)
ACCUMULATED OTHER COMPREHENSIVE INCOME
Balance at beginning of the period		¥ 2,517,229
Net-of-tax amount
Other comprehensive income/(loss) before reclassification, Net-of-tax amount		3,104	¥ 22,538	¥ 11,280
Amounts reclassified from accumulated other comprehensive income/(loss), Net-of-tax amount				(30,794)
Balance at end of the period	$ 376,131	2,618,550	2,517,229
Foreign currency translation adjustment
ACCUMULATED OTHER COMPREHENSIVE INCOME
Balance at beginning of the period		47,761	25,223	43,937
Net-of-tax amount
Other comprehensive income/(loss) before reclassification, Net-of-tax amount		2,348	22,538	(18,714)
Balance at end of the period	7,198	50,109	47,761	25,223
Unrealized gain on available-for-sale investments, before tax
ACCUMULATED OTHER COMPREHENSIVE INCOME
Balance at beginning of the period			(1,115)
Before tax amount
Other comprehensive income/(loss) before reclassification, Before tax amount		1,008		37,277
Amounts reclassified from accumulated other comprehensive income/(loss), Before tax amount					¥ (38,392)
Net-of-tax amount
Balance at end of the period	145	1,008		(1,115)
Unrealized gain on available-for-sale investments, Tax
ACCUMULATED OTHER COMPREHENSIVE INCOME
Balance at beginning of the period			315
Income Tax (expenses) or benefit
Other comprehensive income/(loss) before reclassification, Income Tax (expenses) or benefit		252		(7,283)
Amounts reclassified from accumulated other comprehensive income/(loss), Income tax (expenses) or benefit					¥ 7,598
Net-of-tax amount
Balance at end of the period	36	252		315
Unrealized gain on available-for-sale investments, net of tax
ACCUMULATED OTHER COMPREHENSIVE INCOME
Balance at beginning of the period			(800)
Net-of-tax amount
Other comprehensive income/(loss) before reclassification, Net-of-tax amount		756		29,994
Amounts reclassified from accumulated other comprehensive income/(loss), Net-of-tax amount				(30,794)
Balance at end of the period	109	756		(800)
Accumulated other comprehensive income
ACCUMULATED OTHER COMPREHENSIVE INCOME
Balance at beginning of the period		47,761	24,423	43,937
Cumulative effect of adoption of ASU 2016-01			800
Net-of-tax amount
Balance at end of the period	$ 7,306	¥ 50,865	47,761	¥ 24,423
ASU 2016-01
ACCUMULATED OTHER COMPREHENSIVE INCOME
Cumulative effect of adoption of ASU 2016-01			800
ASU 2016-01 | Unrealized gain on available-for-sale investments, before tax
ACCUMULATED OTHER COMPREHENSIVE INCOME
Cumulative effect of adoption of ASU 2016-01			1,115
ASU 2016-01 | Unrealized gain on available-for-sale investments, Tax
ACCUMULATED OTHER COMPREHENSIVE INCOME
Cumulative effect of adoption of ASU 2016-01			(315)
ASU 2016-01 | Unrealized gain on available-for-sale investments, net of tax
ACCUMULATED OTHER COMPREHENSIVE INCOME
Cumulative effect of adoption of ASU 2016-01			¥ 800